Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2019	2020	2021
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	—	—	22.00%
Netherlands	—	—	25.00%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2019	2020	2021
Current income tax expense	7,888	6,368	23,565
Deferred income tax expense	—	—	18,700
Total	7,888	6,368	42,265

Schedule of reconciliation of the income tax expense

	For the Year Ended December 31,
	2019	2020	2021
Loss before income tax expense	(11,287,764)	(5,297,714)	(3,974,684)
Income tax benefit computed at PRC statutory income tax rate of 25%	(2,821,941)	(1,324,429)	(993,671)
Non-deductible expenses	58,374	47,151	29,325
Foreign tax rates differential	107,617	(81,668)	100,690
Additional 100%/75% tax deduction for qualified research and development expenses	(22,630)	(36,775)	(546,805)
Tax exempted interest income	(3,093)	—	(2,194)
Non-taxable offshore income	—	(523,276)	—
US tax credits	(72,448)	(21,633)	(30,273)
Effect of tax rate change	—	—	286,693
Prior year adjustments	(16,259)	(4,324)	—
Others	2,285	1,241	(1,206)
Change in valuation allowance	2,775,983	1,950,081	1,199,706
Income tax expense	7,888	6,368	42,265

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2020	2021
Deferred tax assets
Net operating loss carry-forwards	6,005,461	6,831,387	7,294,844
Accrued and prepaid expenses	420,714	534,693	1,136,278
Deferred revenue	105,840	251,778	559,815
Tax credit carry-forwards	213,773	233,326	243,198
Property, plant and equipment, net	10,584	64,191	—
Unrealized financing income	29,200	40,800	28,796
Intangible assets	36,362	36,702	85,439
Allowance against receivables	27,196	9,027	19,500
Deferred rent	19,035	9,791	—
Share-based compensation	7,688	6,857	10,695
Write-downs of inventory	2,607	1,162	713
Advertising expenses in excess of deduction limit	353	507	705
Unrealized foreign exchange loss	55	(971)	—
Others	162	269	711
Less: Valuation allowance	(6,879,030)	(8,019,519)	(9,216,725)
Subtotal	—	—	163,969

Deferred tax liabilities
Equity investments measured at measurement alternative	—	—	(18,700)
Available for sale debt investment	—	—	(6,499)
Property, plant and equipment, net	—	—	(143,512)
Deferred rent	—	—	(18,752)
Unrealized foreign exchange loss	—	—	(1,705)
Subtotal	—	—	(189,168)
Total deferred tax liabilities, net	—	—	(25,199)

Summary of valuation allowance

	As of December 31,
	2019	2020	2021
Valuation allowance
Balance at beginning of the year	4,369,687	6,879,030	8,019,519
Additions	2,509,343	1,140,489	1,199,706
Balance at end of the year	6,879,030	8,019,519	9,216,725

Schedule of tax losses expiration dates

Loss expiring in 2022	43,246
Loss expiring in 2023	1,532,204
Loss expiring in 2024	3,307,450
Loss expiring in 2025	4,462,460
Loss expiring in 2026	4,884,362
Loss expiring in 2027	—
Loss expiring in 2028	2,683,178
Loss expiring in 2029	5,334,563
Total	22,247,463